Artisan Floating Rate Fund Average Annual Total Returns		12 Months Ended	49 Months Ended	111 Months Ended	141 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent				1.55%	2.15%
Investor
Prospectus [Line Items]
Average Annual Return, Percent		6.30%	5.98%
Performance Inception Date	Dec. 01, 2021
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.20%	2.95%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.67%	3.23%
Investor | S&P UBS Leverage Loan Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.94%	6.64%
Investor | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.15%	(0.20%)
Advisor
Prospectus [Line Items]
Average Annual Return, Percent		6.30%	6.06%
Performance Inception Date	Dec. 01, 2021
Advisor | S&P UBS Leverage Loan Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.94%	6.64%
Advisor | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.15%	(0.20%)
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		6.46%	6.11%
Performance Inception Date	Dec. 01, 2021
Institutional | S&P UBS Leverage Loan Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.94%	6.64%
Institutional | ICE BofA US Broad Market Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.15%	(0.20%)